Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Premises and Equipment
The major classes of premises and equipment and accumulated depreciation at December 31, were as follows:

	2011	2010
	(Dollars in thousands)
Land and land improvements	$2,163	$1,841
Building and improvements	8,513	7,629
Furniture and equipment	6,405	6,056
Construction in progress and deposits on equipment	245	88
	17,326	15,614
Less accumulated depreciation	(8,163)	(7,772)
	$9,163	$7,842
Depreciation included in Occupancy and Equipment expenses amounted to $692 thousand and $660 thousand for the years ended December 31, 2011 and 2010, respectively.

The Company is obligated under noncancelable operating leases for premises that expire in various years through the year 2016. Options to renew for additional periods are available with these leases. Future minimum rental commitments for these leases with original or remaining terms of one year or more at December 31, 2011 were as follows:

(Dollars in thousands)
2012	$205
2013	97
2014	55
2015	38
2016	38
$433
Rent expense for 2011 and 2010 amounted to $190 thousand and $115 thousand, respectively. Occupancy expense is shown in the consolidated statements of income, net of rental income of $97 thousand and $121 thousand in 2011 and 2010, respectively.